Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Taxes
Income Tax Disclosure

NOTE 10 INCOME TAXES

For the three months ended March 31, 2012 and 2011, the Company has incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is approximately $888,000 at March 31, 2012, and will begin to expire in the year 2025.

The provision for Federal income tax consists of the following at March 31:

	2012	2011
Federal income tax attributable to:
Current operations	$ 6,000	$ 274,000
Less: valuation allowance	(6,000)	(274,000)

The cumulative tax effect at the expected rate of 35% of significant items comprising our net deferred tax amount is as follows:

	2012	2011
Deferred tax asset attributable to:
Net operating loss carryover	$ 311,000	$ 266,000
Less: valuation allowance	(311,000)	(266,000)
Net deferred tax asset	$ -	$ -

The valuation allowance increased by $6,000 and $7,000 in the three months March 31, 2012 and 2011, respectively.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards for federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.

NOTE 10 INCOME TAXES

For the years ended December 31, 2011 and 2010, the Company has incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is approximately $871,000 at December 31, 2011, and will begin to expire in the year 2025.

The provision for Federal income tax consists of the following at December 31:

	2010	2009
Federal income tax attributable to:
Current operations	$305,000	$266,000
Less: valuation allowance	(305,000)	(266,000)

The cumulative tax effect at the expected rate of 35% of significant items comprising our net deferred tax amount is as follows:

	2011	2010
Deferred tax asset attributable to:
Net operating loss carryover	$305,000	$266,000
Less: valuation allowance	(305,000)	(266,000)
Net deferred tax asset	$-	$-

The valuation allowance increased by $39,000 and $255,000 in the years 2011 and 2010, respectively.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards for federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.